Document and Entity Information	Mar. 02, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001411906
Document Type	8-K
Document Period End Date	Mar. 02, 2022
Entity Registrant Name	AMPIO PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35182
Entity Tax Identification Number	26-0179592
Entity Address, Address Line One	373 Inverness Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(720)
Local Phone Number	437-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	AMPE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false